Income Taxes (Tables)	12 Months Ended
Jun. 30, 2016
Components of Expense for Income Taxes

The components of the expense for income taxes are as follows:

	2016	2015
Federal: Canada
Current	$203	$(432)
Deferred	(57)	(21)

	146	(453)

Provincial: Canada
Current	156	(332)
Deferred	(44)	(16)

	112	(348)

Foreign:
Current	200	566
Deferred	2,380	319

	2,580	885

Total provision	$2,838	$84

Components of Income before Income Tax Expense for Income Taxes	The components of income before income tax expense for income taxes are as follows:

	2016	2015
Domestic	$3,111	$(1,065)
Foreign	5,764	4,804

Total	$8,875	$3,739

Reconciliation of Income Taxes

The difference between the effective rate reflected in the income tax expense for income taxes and the amount determined by applying the Canadian statutory rate to income before income taxes for the fiscal year ended June 30, 2016 and June 30, 2015 is analyzed below:

	2016	2015
Provision for income taxes at statutory rate	$1,331	$561
Provincial taxes	1,020	(332)
Foreign rate differential	574	1,097
Canadian rate difference	(324)	(59)
Effect of U.S. state rate changes	—	(1,268)
Permanent items	572	121
Prior Year adjustments	(453)	—
Uncertain tax position	143	(192)
Other	(25)	156

	$2,838	$84

Significant Components of Deferred Tax Assets and (Liabilities)

Significant components of deferred tax assets and (liabilities) are as follows:

	2016	2015
Deferred tax liabilities
Intangibles	$(24,340)	$(24,873)
Property and equipment	(56,517)	(55,588)

Total deferred tax liabilities	(80,857)	(80,461)

Deferred tax assets:
Net operating loss carry forward	22,053	25,779
Other	17,058	13,461

Total deferred tax assets	39,111	39,240
Valuation allowance	(337)	(337)

Net deferred tax assets	38,774	38,903

Net deferred tax liabilities	$(42,083)	$(41,558)

Gross Amounts of Unrecognized Tax Benefits

The following table summarizes the gross amounts of unrecognized tax benefits without regard to reduction in tax liabilities if such unrecognized tax benefits were settled.

	2016	2015
Balance at July 1,	$455	$1,704
Additions for tax position related to prior year	253	190
Lapse of Statute of Limitation	(180)	—
Effective settlements with tax authorities	—	(1,439)

Balance at June 30,	$528	$455